With the Securities and Exchange Commission on October 24, 1997

                                                                File No. 2-73371
                                                               File No. 811-3229

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                      ------
         Post-Effective Amendment No.     24
                                        ------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     23
                         ------

                               Scudder Funds Trust
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                    Two International Place, Boston, MA 02110
               --------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

            X       Immediately upon filing pursuant to paragraph (b)
          -----

                    on  ___________ pursuant to paragraph (b)
          -----

                    60 days after filing pursuant to paragraph (a)(1)
          -----

                    on  ___________ pursuant to paragraph (a)(1)
          -----

                    75 days after filing pursuant to paragraph (a)(2)
          -----

                    on                  pursuant to paragraph (a)(2) of Rule 485
                       ----------------
          -----

If appropriate, check the following:

                  this post-effective amendment designates a new effective date
          -----   for a previously filed post-effective amendment

                               SCUDDER FUNDS TRUST
                          SCUDDER SHORT TERM BOND FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------
PART A
------

     Item No.        Item Caption                       Prospectus Caption
     --------        ------------                       ------------------

        1.           Cover Page                         COVER PAGE

        2.           Synopsis                           EXPENSE INFORMATION

        3.           Condensed Financial Information    FINANCIAL HIGHLIGHTS
                                                        DISTRIBUTION AND PERFORMANCE INFORMATION

        4.           General Description of             INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                         WHY INVEST IN THE FUND?
                                                        ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                        FUND ORGANIZATION

        5.           Management of the Fund             FINANCIAL HIGHLIGHTS
                                                        A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                        FUND ORGANIZATION--Investment adviser; Transfer agent
                                                        SHAREHOLDER BENEFITS--A team approach to investing
                                                        TRUSTEES AND OFFICERS

        5A.          Management's Discussion of Fund    NOT APPLICABLE
                     Performance

        6.           Capital Stock and Other            DISTRIBUTION AND PERFORMANCE
                     Securities                         INFORMATION--Dividends and capital gains distributions
                                                        FUND ORGANIZATION
                                                        TRANSACTION INFORMATION--Tax information
                                                        SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                                        Automated Information Line, Dividend reinvestment plan,
                                                        T.D.D. service for the hearing impaired
                                                        HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being       PURCHASES
                     Offered                            FUND ORGANIZATION--Underwriter
                                                        TRANSACTION INFORMATION--Purchasing  shares,
                                                        Share price,  Processing time, Minimum balances, Third
                                                        party transactions
                                                        SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                        SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                        INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or Repurchase           EXCHANGES AND REDEMPTIONS
                                                        TRANSACTION INFORMATION--Redeeming shares, Tax
                                                        identification number, Minimum balances

        9.           Pending Legal Proceedings          NOT APPLICABLE


                            Cross Reference - Page 1


                          SCUDDER SHORT TERM BOND FUND
                                   (continued)

                           Items Required by Form N-1A
                           ---------------------------
PART B
------
                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    ORGANIZATION OF THE FUNDS

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES
                    Policies                           INVESTMENT RESTRICTIONS

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other
                                                       Information

       17.          Brokerage Allocation and Other     PORTFOLIO TRANSACTIONS--Brokerage
                    Practices                          Commissions, Portfolio Turnover

       18.          Capital Stock and Other            ORGANIZATION OF THE FUNDS
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE
                                                       FUNDS-- Dividend and capital gain distribution options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS
                                                       DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance         PERFORMANCE INFORMATION
                    Data

       23.          Financial Statements               FINANCIAL STATEMENTS


                            Cross Reference - Page 2


                               SCUDDER FUNDS TRUST
                          SCUDDER ZERO COUPON 2000 FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------
PART A
------
     Item No.        Item Caption                       Prospectus Caption
     --------        ------------                       ------------------

        1.           Cover Page                         COVER PAGE

        2.           Synopsis                           EXPENSE INFORMATION

        3.           Condensed Financial Information    FINANCIAL HIGHLIGHTS
                                                        DISTRIBUTION AND PERFORMANCE INFORMATION

        4.           General Description of             INVESTMENT OBJECTIVE
                     Registrant                         INVESTING IN ZERO COUPON SECURITIES
                                                        WHY INVEST IN THE FUND?
                                                        ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                        SPECIALIZED INVESTMENT TECHNIQUES
                                                        FUND ORGANIZATION

        5.           Management of the Fund             FINANCIAL HIGHLIGHTS
                                                        A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                        FUND ORGANIZATION--Investment adviser; Transfer agent
                                                        SHAREHOLDER BENEFITS--A team approach to investing
                                                        TRUSTEES AND OFFICERS

        5A.          Management's Discussion of Fund    NOT APPLICABLE
                     Performance

        6.           Capital Stock and Other            DISTRIBUTION AND PERFORMANCE
                     Securities                         INFORMATION--Dividends and capital gains distributions
                                                        FUND ORGANIZATION
                                                        TRANSACTION INFORMATION--Tax information
                                                        SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                                        Automated Information Line, Dividend reinvestment plan,
                                                        T.D.D. service for the hearing impaired
                                                        HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being       PURCHASES
                     Offered                            FUND ORGANIZATION--Underwriter
                                                        TRANSACTION INFORMATION--Purchasing
                                                        shares, Share price, Processing time, Minimum balances, Third party transactions
                                                        SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                        SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                        INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or Repurchase           EXCHANGES AND REDEMPTIONS
                                                        TRANSACTION INFORMATION--Redeeming shares, Tax
                                                        identification number, Minimum balances

        9.           Pending Legal Proceedings          NOT APPLICABLE


                            Cross Reference - Page 3


                          SCUDDER ZERO COUPON 2000 FUND
                                   (continued)

                           Items Required by Form N-1A
                           ---------------------------
PART B
------
                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    ORGANIZATION OF THE FUNDS

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVES
                    Policies                           AND POLICIES
                                                       INVESTMENT RESTRICTIONS

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other
                                                       Information

       17.          Brokerage Allocation and Other     PORTFOLIO TRANSACTIONS-- Brokerage
                    Practices                          Commissions, Portfolio Turnover

       18.          Capital Stock and Other            ORGANIZATION OF THE FUNDS
                    Securities                         DIVIDENDS AND CAPITAL GAINS
                                                       DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE
                                                       FUNDS-- Dividend and capital gain distribution options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS
                                                       DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS


                            Cross Reference - Page 4

                                     Part A
                                     ------

Part A of this Post-Effective Amendment No. 24 to the Registration Statement is incorporated by reference in its entirety to the Scudder Fund Trust's current Post-Efffective Amendment No. 23 on Form N-1A filed on April 30, 1997 and to its definitive Rule 497(c) filing on May 6, 1997.

                                     Part B
                                     ------

Part B of this Post-Effective Amendment No. 24 to the Registration Statement is incorporated by by reference in its entirety to the Scudder Fund Trust's current Post-Efffective Amendment No. 23 on Form N-1A filed on April 30, 1997 and to its definitive Rule 497(c) filing on May 6, 1997.

                               SCUDDER FUNDS TRUST

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
--------          ---------------------------------

                  a.       Financial Statements

                           Included in Part A of this Registration Statement:

                           For Scudder Short Term Bond Fund:

                                    Financial Highlights for Scudder Short Term Bond Fund for the ten fiscal years ended December 31, 1996.
                                    (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration
                                    Statement.)

                           For Scudder Zero Coupon 2000 Fund:

                                    Financial Highlights for Scudder Zero Coupon 2000 Fund for the ten fiscal years ended December 31, 1996.
                                    (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration
                                    Statement.)

                           Included in Part B of this Registration Statement:

                           For Scudder Short Term Bond Fund:

                                  Investment Portfolio as of December 31, 1996
                                  Statement of Assets and Liabilities as of December 31, 1996
                                  Statement of Operations for the fiscal year ended December 31, 1996
                                  Statements of Changes in Net Assets for the two fiscal years ended December 31,
                                  1995 and 1996
                                  Financial Highlights for the ten fiscal years ended December 31, 1996
                                  Notes to Financial Statements
                                  Report of Independent Accountants
                                  (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration
                                  Statement.)

                           For Scudder Zero Coupon 2000 Fund:

                                  Investment Portfolio as of December 31, 1996
                                  Statement of Assets and Liabilities as of December 31, 1996
                                  Statement of Operations for the fiscal year ended December 31, 1996
                                  Statements of Changes in Net Assets for the two fiscal years ended December 31,
                                  1995 and 1996
                                  Financial Highlights for the ten fiscal years ended December 31, 1996
                                  Notes to Financial Statements
                                  Report of Independent Accountants
                                  (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration
                                  Statement.)

                           Statements, schedules and historical information other than those listed above have been omitted since  they are either not applicable or are not required.

                                Part C - Page 1

                   b.        Exhibits:

                             All references are to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 24, 1981.  File Nos. 2-73371 & 811-3229
                             (the "Registration Statement").

                   1.        (a)       Amended and Restated Declaration of Trust dated December 21, 1987 is filed herein.

                             (b)       Instrument dated September 17, 1982 Establishing and Designating Series of
                                       Shares is filed herein.

                             (c)       Instrument dated September 17, 1982 Establishing and Designating an
                                       Additional Series of Shares is filed herein.

                             (d)       Instrument dated March 21, 1984 Establishing and Designating an
                                       Additional Series of Shares is filed  herein.

                             (e)       Certificate of Amendment of Declaration of Trust dated June 29, 1989 is filed herein.

                             (f)       Amendment of Establishment and Designation of Additional Series of
                                       Shares dated June 29, 1989 is filed herein.

                             (g)       Abolition of series by the Registrant dated June 29, 1989 on behalf of the U.S.
                                       Government 1990 Portfolio is filed herein.

                             (h)       Abolition of series by the Registrant dated June 29, 1989 on behalf of the
                                       General 1990 Portfolio is filed herein.

                             (i)       Abolition of series by the Registrant on behalf of the Scudder Zero Coupon 1995
                                       Fund, dated July 15, 1992 is filed herein.

                             (j) Redesignation of Series of Registrant dated March 7, 1990 is filed herein.

                             (k)       Certificate of Amendment of Declaration of Trust dated July 2, 1991 is filed herein.

                   2.        (a)       By-Laws of the Registrant dated as of September 17, 1982 are filed herein.

                             (b)       Amendment to the By-Laws of Registrant as of March 5, 1984 is filed herein.

                             (c)       Amendment to the By-Laws of Registrant as of October 1, 1984 is filed herein.

                             (d)       Amendment to the By-Laws of Registrant as of December 12, 1991 is filed herein.

                             (e)       Amendment to the By-Laws of the Registrant dated September 17, 1992 is filed herein.

                   3.                  Inapplicable.

                                Part C - Page 2


                   4.                  Specimen certificate representing shares of beneficial interest with $.01 par value is incorporated by reference to  Post-Effective Amendment No. 14 to the
                                       Registration Statement.

                   5.        (a)       Investment Advisory Agreement between the Registrant (on behalf of Scudder
                                       Short Term Bond Fund) and Scudder, Stevens & Clark, Inc. ("Scudder") dated
                                       June 6, 1991 is filed herein.

                             (b)       Investment Advisory Agreement between the Registrant (on behalf of the Zero Coupon
                                       Funds) and Scudder dated June 6, 1991 is filed herein.

                             (c)       Investment Management Agreement between the Registrant (on behalf of Scudder
                                       Short Term Bond Fund) and Scudder dated March 18, 1992 is filed herein.

                             (d)       Investment Management Agreement between the Registrant (on behalf of Scudder
                                       Short Term Bond Fund) and Scudder dated September 7, 1993 is filed herein.

                   6.                  Underwriting Agreement between the Registrant and Scudder Investor
                                       Services, Inc. (Formerly Scudder Fund Distributors, Inc.) dated July 15,
                                       1985 is filed herein.

                   7.                  Inapplicable.

                   8.                  (a)(1) Custodian Agreement between the Registrant and State Street Bank and
                                       Trust Company ("State Street Bank") dated December 17, 1982 is filed herein.

                             (a)(2)    Fee schedule for Custodian Agreement between the Registrant and State Street
                                       Bank is filed herein.

                             (a)(3)    Amendment to the Custodian Agreement between the Registrant and State Street
                                       Bank dated September 14, 1987 is filed herein.

                             (a)(4)    Amendment to the Custodian Agreement between the Registrant and State Street
                                       Bank dated September 16, 1988 is filed herein.

                             (a)(5)    Amendment to the Custodian Agreement between the Registrant and State Street
                                       Bank dated December 13, 1990 is filed herein.

                             (a)(6)    Fee schedule for Custodian Agreement between the Registrant on behalf of
                                       Scudder Zero Coupon 2000 Fund and State Street Bank is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement.

                   9.        (a)       Transfer Agency and Service Agreement with fee schedule between the
                                       Registrant and Scudder Service Corporation dated October 2, 1989 is filed herein.

                             (a)(2)    Revised fee schedule dated October 1, 1995 for Exhibit 9(a).
                                       (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                       Registration Statement.)

                                Part C - Page 3

                             (a)(3)    Revised fee schedule dated October 1, 1996 for Exhibit 9(a).
                                       (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                       Registration Statement.)

                             (b)(1)    COMPASS Service Agreement with fee schedule with Scudder Trust Company dated
                                       January 1, 1990 is filed herein.

                             (b)(2)    COMPASS Service Agreement with Scudder Trust Company dated October 1, 1995 is incorporated by reference to Post-Effective Amendment No. 22 to the
                                       Registration Statement.

                             (b)(3)    Revised fee schedule dated October 1, 1996 for Exhibit 9(b)(2).
                                       (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                       Registration Statement.)

                             (c)       Shareholder Services Agreement between the Registrant and Charles Schwab &
                                       Co., Inc. dated June 1, 1990 is filed herein.

                             (d)(1)    Fund Accounting Services Agreement between the Registrant, on behalf of
                                       Scudder Zero Coupon 2000 Fund, and Scudder Fund Accounting Corporation dated
                                       January 10, 1995 is incorporated by reference to Post-Effective Amendment No.
                                       21 to the Registration Statement.

                             (d)(2)    Fund Accounting Services Agreement between the Registrant, on behalf of
                                       Scudder Short Term Bond Fund, and Scudder  Fund Accounting Corporation dated July
                                       19, 1995 is incorporated by reference to  Post-Effective Amendment No. 22 to the
                                       Registration Statement.

                   10.                 Inapplicable.

                   11.                 Inapplicable.

                   12.                 Inapplicable.

                   13.                 Inapplicable.

                   14.       (a)       Scudder Flexi-Plan for Corporations and Self-Employed Individuals is filed herein.

                             (b)       Scudder Individual Retirement Plan is filed herein.

                             (c)       SEP-IRA is filed herein.

                             (d) Scudder Funds 403(b) Plan is filed herein.

                             (e)       Scudder Cash or Deferred Profit Sharing
                                       Plan under Section 401(k) is filed
                                       herein.

                   15.                 Inapplicable.

                   16.                 Inapplicable.

                   17.                 Inapplicable.

                   18.                 Inapplicable.

                                Part C - Page 4



                             Power of Attorney for Thomas J. Devine, Peter B. Freeman and Wilson Nolen.
                             (Incorporated by reference to the signature page to Post-Effective Amendment No. 12 to the Registration Statement.)
                             Power of Attorney for Lynn S. Birdsong, Juris Padegs and Daniel Pierce.
                             (Incorporated by reference to the signature page to Post-Effective Amendment No. 21 to the Registration Statement.)
                             Power of Attorney for Sheryle J. Bolton.
                             (Incorporated by reference to the signature page to Post-Effective Amendment No. 22 to the Registration Statement.)
                             Powers of Attorney for Dudley H. Ladd and Kathryn L. Quirk.
                             (Incorporated by reference to the signature page to Post-Effective Amendment No. 23 to the Registration Statement.)
                             Powers of Attorney for William T. Burgin and David S. Lee are filed herein.

Item 25.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None

Item 26.          Number of Holders of Securities (as of October 15, 1997).
--------          ---------------------------------------------------------

                                (1)                                         (2)
                           Title of Class                      Number of Record Shareholders
                           --------------                      -----------------------------

                   Shares of beneficial interest
                   ($.01 par value)

                   Short Term Bond Fund                                   58,829
                   Zero Coupon 2000 Fund                                   1,888

Item 27.          Indemnification.

                  A policy of insurance covering Scudder, Stevens & Clark, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's
                  Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1 - 4.3 of Registrant's Declaration of Trust provide as follows:

                           Section 4.1  No Personal Liability of Shareholders, Trustees, Etc.
                           -----------  -----------------------------------------------------

                           No Shareholder shall be subject to any personal liability whatsoever to any
                           Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such
                           Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any
                           Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the
                           Trust, he shall not, on account thereof, be held to any personal liability. The
                           Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred, which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other

                                Part C - Page 5

                           right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a
                           Shareholder in any appropriate situation even though not specifically provided herein.

                           Section 4.2  Non-Liability of Trustees, Etc.
                           -----------  -------------------------------

                           No Trustee, officer, employee or agent of the Trust shall be liable to the
                           Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                           Section 4.3  Mandatory Indemnification.
                           -----------  --------------------------

                           (a)      Subject to the exceptions and limitations contained in paragraph (b) below:

                                    (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                                    (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, or other, including appeals), actual or threatened; and the words "liability" and
                                    "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                           (b)      No indemnification shall be provided hereunder to a Trustee or officer:

                                    (i) against any liability to the Trust, a series thereof, or the
                                    Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                    (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                                    (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such
                                    Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                            (A) by the court or other body approving the settlement or other disposition; or

                                            (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested
                                            Trustees acting on the matter (provided that a majority of the
                                            Disinterested Trustees then in office act on the matter) or (y)
                                            written opinion of independent legal counsel.

                                Part C - Page 6

                           (c)      The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person.
                                    Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                           (d)      Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
                                    4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
                                    Section 4.3 provided that either:

                                    (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances: or

                                    (ii) a majority of the Disinterested Trustees acting on the matter
                                    (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.


                           As used in this Section 4.3, a "Disinterested
                           Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Director, Vice President, Treasurer, Chief Operating Officer & Chief Financial Officer,
                                 Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           President, The Japan Fund, Inc. (investment company)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V. (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company)+
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company) +
                           Director, Canadian High Income Fund (investment company)#
                           Director, Hot Growth Companies Fund (investment company)#

                                Part C - Page 7

                           Director, Sovereign High Yield Investment Company (investment company)+
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.
                           (investment manager) #

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (President on all series except Scudder
                                 Global Fund) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Vice President, Scudder, Stevens & Clark Overseas Corporationoo

E. Michael Brown           Director, Chief Administrative Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Trustee, Scudder GNMA Fund (investment company)*
                           Trustee, Scudder Portfolio Trust (investment
                           company)*
                           Trustee, Scudder U.S. Treasury Fund  (investment company)*
                           Trustee, Scudder Tax Free Money Fund (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder  Cash Investment Trust (investment company)*
                           Assistant Treasurer, Scudder Investor Services, Inc.
                           (broker/dealer)*
                           Director & President, Scudder Realty Holding Corporation (a real estate holding company)*
                           Director & President, Scudder Trust Company (a trust company)+++
                           Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director & Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & Vice President, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Trustee, AARP Cash Investment Funds  (investment company)**
                           Chairman & Trustee, AARP Growth Trust (investment company)**
                           Chairman & Trustee, AARP Income Trust (investment company)**
                           Chairman & Trustee, AARP Tax Free Income Trust  (investment company)**
                           Chairman & Trustee, AARP Managed Investment Portfolios Trust  (investment company)**
                           Director & Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*
                           Vice President, Scudder Equity Trust (investment company)**
                           Vice President, Scudder Cash Investment Trust (investment company)*

                                Part C - Page 8

                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder International Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)**
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                           Vice President, Scudder Pathway Series (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**
                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                 investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, Montgomery Street Income Securities, Inc. (investment company) o
                           Chairman, Scudder Realty Advisors, Inc. (realty investment adviser) x

Daniel Pierce              Chairman & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman, Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                           Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Chairman & Director, The First Iberian Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Equity Trust (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*
                           President & Trustee, Scudder Funds Trust (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)*
                           President & Trustee, Scudder Investment Trust (investment company)*
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Trustee, Scudder Pathway Series (investment company)*

                                Part C - Page 9

                           Trustee, Scudder California Tax Free Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)o
                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           Chairman & Director, Scudder Global Opportunities Funds (investment company) Luxembourg
                           Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                           President & Director, Scudder Precious Metals, Inc. xxx
                           Vice President, Director & Assistant Secretary, Scudder Realty Holdings Corporation
                                 (a real estate holding company)*
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Scudder Latin America Investment Trust PLC
                           (investment company)@
                           Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                           Trustee, New England Aquarium, Boston, MA
                           Incorporator, Scudder Trust Company (a trust company)+++

Kathryn L. Quirk           Director, Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder, Stevens
                                 & Clark, Inc. (investment adviser)**
                           Director, Vice President & Assistant Secretary, The Argentina Fund, Inc. (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder International Fund, Inc.
                                 (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder New Asia Fund (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Equity Trust (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Securities Trust (investment company)*
                           Trustee, Vice President & Assistant Secretary, Scudder Funds Trust (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                                   Vice President & Trustee, Scudder Cash Investment Trust (investment company)*
                           Vice President & Trustee, Scudder Tax Free Money Fund (investment company)*
                           Vice President & Trustee, Scudder Tax Free Trust (investment company)*
                           Vice President & Secretary, AARP Growth Trust (investment company)**
                           Vice President & Secretary, AARP Income Trust (investment company)**
                           Vice President & Secretary, AARP Tax Free Income Trust (investment company)**
                           Vice President & Secretary, AARP Cash Investment Funds (investment company)**
                           Vice President & Secretary, AARP Managed Investment Portfolios Trust (investment company)**
                           Vice President & Secretary, The Japan Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder World Income Opportunities Fund, Inc.
                                 (investment company)**
                           Vice President & Assistant Secretary, The Korea Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Brazil Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Pathway Series (investment company)*

                                Part C - Page 10

                           Vice President & Assistant Secretary, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Assistant Secretary, The First Iberian Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Latin America Dollar Income Fund, Inc.
                                 (investment company)**
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Director, Senior Vice President & Clerk, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Director & Clerk, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc. xxx

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, AARP Cash Investment Funds (investment company)**
                           President, AARP Growth Trust (investment company)**
                           President, AARP Income Trust (investment company)**
                           President, AARP Tax Free Income Trust (investment company)**
                           President, AARP Managed Investment Portfolio Trust (investment company)**

Edmond D. Villani          Director, President & Chief Executive Officer, Scudder, Stevens & Clark, Inc.
                                 (investment adviser)**
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company)+
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporationoo
                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Director, IBJ Global Investment Management S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

Stephen A. Wohler          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)o

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH

                                Part C - Page 11

         o        101 California Street, San Francisco, CA
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon, U.K.

Item 29.          Principal Underwriters.
--------          -----------------------

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Pathway Series
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  AARP Managed Investment Portfolios Trust
                  The Japan Fund, Inc.

         (b)

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         E. Michael Brown                  Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

                                Part C - Page 12

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Mark S. Casady                    Director and Vice President             None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President,               Vice President
         Two International Place           Treasurer and Assistant Clerk
         Boston, MA 02110

         David S. Lee                      Director, President and Assistant       Trustee and Vice President
         Two International Place           Treasurer
         Boston, MA 02110

         Thomas F. McDonough               Clerk                                   Vice President, Secretary
         Two International Place                                                   and Assistant Treasurer
         Boston, MA 02110

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154

         Edward J. O'Connell               Assistant Treasurer                     Vice President and
         345 Park Avenue                                                           Assistant Treasurer
         New York, NY 10154

         Daniel Pierce                     Director, Vice President                President and Trustee
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     Trustee, Vice President
         345 Park Avenue                   Assistant Clerk                         and Assistant Secretary
         New York, NY  10154

                                Part C - Page 13

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Robert A. Rudell                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Edmund J. Thimme                  Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA 02110

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage             Other
                 Underwriter             Commissions       and Repurchases       Commissions        Compensation
                 -----------             -----------       ---------------       -----------        ------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., Two International Place, Boston, MA 02110. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32.          Undertakings.
--------          -------------

                  Inapplicable.


                                Part C - Page 14

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the 17th day of October, 1997.

                                                SCUDDER FUNDS TRUST

                                                By /s/Thomas F. McDonough
                                                  ----------------------------
                                                  Thomas F. McDonough,
                                                  Secretary


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----
/s/Daniel Pierce
--------------------------------------
Daniel Pierce*                              President (Principal Executive               October 17, 1997
                                            Officer) and Trustee


/s/Sheryle J. Bolton
--------------------------------------
Sheryle J. Bolton*                          Trustee                                      October 17, 1997


/s/William T. Burgin
--------------------------------------
William T. Burgin*                          Trustee                                      October 17, 1997


/s/Thomas J. Devine
--------------------------------------
Thomas J. Devine*                           Trustee                                      October 17, 1997


/s/Peter B. Freeman
--------------------------------------
Peter B. Freeman*                           Trustee                                      October 17, 1997


/s/David S. Lee
--------------------------------------
David S. Lee*                               Trustee                                      October 17, 1997


/s/Wilson Nolen
--------------------------------------
Wilson Nolen*                               Trustee                                      October 17, 1997


/s/Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Trustee, Vice President and                  October 17, 1997
                                            Assistant Secretary




SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/Pamela A. McGrath
--------------------------------------
Pamela A. McGrath                           Treasurer (Principal Financial and           October 17, 1997
                                            Accounting Officer) and Vice President



*By:   /s/Thomas F. McDonough
       ----------------------------
       Thomas F. McDonough
       Attorney-in-fact pursuant to powers of attorney for
       Thomas J. Devine, Peter B. Freeman and Wilson Nolen contained in the signature page of Post-Effective Amendment No. 12 to the Registration Statement filed March 3, 1989, for Daniel Pierce in the signature page of Post-Effective Amendment No. 21 to the Registration Statement filed April 17, 1995 for Sheryle J. Bolton in the signature page of Post-Effective Amendment No. 22 to the Registration Statement filed April 30, 1996 and for William T. Burgin and David S. Lee in the signature page of this Post-Effective Amendment.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the 17th day of October, 1997.

                                                SCUDDER FUNDS TRUST

                                                By /s/Thomas F. McDonough
                                                  ----------------------------
                                                  Thomas F. McDonough,
                                                  Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Kathryn L. Quirk, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

--------------------------------------
David S. Lee                                Trustee and Vice President                   October 17, 1997

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the 17th day of October, 1997.

                                                SCUDDER FUNDS TRUST

                                                By /s/Thomas F. McDonough
                                                  ----------------------------
                                                  Thomas F. McDonough,
                                                  Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----
/s/William T. Burgin
--------------------------------------
William T. Burgin                           Trustee                                      October 17, 1997

                                                                File No. 2-73371
                                                               File No. 811-3229



                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A



                         POST-EFFECTIVE AMENDMENT NO. 24

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 23

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                               SCUDDER FUNDS TRUST


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                               SCUDDER FUNDS TRUST

                                  EXHIBIT INDEX


                                  Exhibit 1(a)
                                  Exhibit 1(b)
                                  Exhibit 1(c)
                                  Exhibit 1(d)
                                  Exhibit 1(e)
                                  Exhibit 1(f)
                                  Exhibit 1(g)
                                  Exhibit 1(h)
                                  Exhibit 1(i)
                                  Exhibit 1(j)
                                  Exhibit 1(k)
                                  Exhibit 2(a)
                                  Exhibit 2(b)
                                  Exhibit 2(c)
                                  Exhibit 2(d)
                                  Exhibit 2(e)
                                  Exhibit 5(a)
                                  Exhibit 5(b)
                                  Exhibit 5(c)
                                  Exhibit 5(d)
                                    Exhibit 6
                                 Exhibit 8(a)(1)
                                 Exhibit 8(a)(2)
                                 Exhibit 8(a)(3)
                                 Exhibit 8(a)(4)
                                 Exhibit 8(a)(5)
                                  Exhibit 9(a)
                                 Exhibit 9(b)(1)
                                  Exhibit 9(c)
                                  Exhibit 14(a)
                                  Exhibit 14(b)
                                  Exhibit 14(c)
                                  Exhibit 14(d)
                                  Exhibit 14(e)